Basis of presentation	12 Months Ended
Dec. 31, 2016
Parent Company [Member]
Basis of presentation
1.	BASIS OF PRESENTATION

The accompanying unconsolidated condensed balance sheets, statements of net loss and cash flows present results of operations and cash flows of Vistra Energy Corp. (Parent). Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been omitted pursuant to the rules of the SEC. Because the unconsolidated condensed financial statements do not include all of the information and footnotes required by US GAAP, they should be read in conjunction with the financial statements and related notes of Vistra Energy Corp. and Subsidiaries included in the 2016 Annual Financial Statements. Vistra Energy Corp.‘s subsidiaries have been accounted for under the equity method. All dollar amounts in the financial statements and tables in the notes are stated in millions of US dollars unless otherwise indicated.

Vistra Energy Corp. (Parent) will file a consolidated US federal income tax return. All consolidated tax expenses/benefits and deferred tax assets/liabilities are recorded at Vistra Energy Corp. (Parent).